Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Significant Accounting Policies [Abstract]
Schedule Of Property And Equipment Useful Lives

Manufacturing and office equipment	5-7 years
Leasehold improvements	Shorter of useful life or remaining life of lease
Furniture and fixtures	7 years
Computer equipment and software	3-5 years

Summary Of Anti-Dilutive Shares

	June 30,
	2020	2019
Options outstanding	12,248	1,082
Warrants outstanding	14,850	11,700
Unvested RSUs	394	-
Shares underlying convertible notes	23,807	11,096
	51,299	23,878

	2019	2018
Options outstanding	11,410	1,228
Warrants outstanding	12,150	13,279
Unvested RSUs	-	14
Shares underlying convertible notes	20,846	2,746
	44,406	17,267